Assets and liabilities held for sale - Additional information (Detail) - Assets and liabilities classified as held for sale [Member] $ in Millions	Dec. 31, 2018 USD ($)
Rossing Uranium Limited [Member]
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Ownership interest in subsidiary	$ 106
ISAL Smelter [Member]
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Ownership interest in subsidiary	$ 334